GROWTH & INCOME

ROBERTSON STEPHENS MUTUAL FUNDS
The Growth & Income Fund
Third Quarter Report
September 30, 1995


[Graphic]

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

FUND PHILOSOPHY

The Growth & Income Fund seeks to achieve long-term total return by investing primarily in small- and mid-cap stocks and convertible bonds and preferreds. Our flexible bottom-up approach is based on value recognition and trend analysis. We look for well-managed companies with improving fundamentals that are positioned for growth. Our formula for long-term success also includes a disciplined approach to risk: losses are eliminated quickly and we are constantly looking for new opportunities.

CONTENTS

  1 Fund Highlights
  2 Report to Shareholders
  8 Fund Performance
  9 Portfolio Summary
 10 Schedule of Net Assets
 17 Statement of Net Assets
 18 Statement of Operations
 19 Statement of Changes in Net Assets
 20 Financial Highlights
 21 Notes to Financial Statements
 24 Administration

                                                  ROBERTSON, STEPHENS & COMPANY

FUND HIGHLIGHTS

OFF TO A GOOD START
The Robertson Stephens Growth & Income Fund, launched
July 12, 1995, was up 7.6% for the period ending September 30, 1995. The Fund outpaced its benchmark indices (S&P 500, Lipper Growth & Income) during this period.

BARBELL APPROACH -- REDUCES RISK
Most of the Fund's assets are invested in small-mid size growth companies, but we look for opportunities in all market sectors. We may also invest in convertibles and corporate or U.S. government bonds to provide income and reduce risk.

TECHNOLOGY/TELECOMMUNICATIONS
The high-tech revolution is real. This area will continue to be a core holding. Near term, we will focus on shifting assets to more value-added companies. These sectors will remain volatile -- we are opportunistic and will try to take advantage of market swings.

SMALL-MID CAPS OUTPERFORM
Over the last few months smaller cap stocks have resumed market leadership. In a low inflation, slower growth environment, these stocks should do well. We intend to capitalize on this opportunity.

CAUTIOUS ON EARNINGS
We anticipate slower earnings growth over the next several quarters. Stock picking becomes even more important during this phase of the bull market. We have always had a bottom-up focus.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

FUND MANAGER
[Photo]


DEAR SHAREHOLDER:

The Robertson Stephens Growth & Income Fund accomplished several milestones this quarter. The Fund, launched July 12, 1995, was up 7.6% for the period ending September 30, 1995. We are also happy to report that assets under management surpassed the $100 million mark. On behalf of the entire Growth & Income team I want to thank you for your strong support.

We are pleased to have started off so well, both in terms of absolute and relative performance. We surpassed our two benchmark indices: the S&P 500 and Lipper Growth & Income Index, both up 4.2% during the July 12 to September 30, 1995 period.

We bring a unique style to Growth & Income investing, which we would like to review for you this quarter. Our bottoms-up, "barbell" approach utilizes both equities and bonds to achieve our goal of high total return.

One end of the barbell (usually 65-85% of assets) consists of equities. Our emphasis is on small to medium size companies offering above average (greater than the S&P 500) growth potential. The other end of the

"Our bottom-up, BARBELL APPROACH

                                                  ROBERTSON, STEPHENS & COMPANY

barbell (10-25% of assets) may consist of convertible bonds and preferreds, corporate or U.S. government bonds. These investments enhance the yield profile of the Fund and are usually less volatile then stocks.

We have a very flexible approach to picking stocks. We will search for a "growth" catalyst that may help drive a company's earnings and value higher. That might be a new product introduction, a new management team, expansion into new markets or realization of undervalued assets. Although our emphasis is on smaller capitalization companies, we remain open-minded and will look at all companies across all industries. We will attempt to keep the Fund broadly diversified.

Our selling disciplines are also very strict. We cut our losses quickly, especially if business fundamentals deteriorate. We are not afraid to change our minds or admit that we are wrong if the environment goes against us. We do not manage the Fund for short-term performance, but do try to take advantage of short-term swings to enhance returns.

CURRENT OUTLOOK
We remain cautiously optimistic for the balance of 1995. Investor perceptions about the state of the economy have been very volatile of late. Sentiment has shifted from strong growth (Autumn 1994), to recession (Spring 1995), to soft landing and reacceleration (present).

Our sense is that it is not impossible, but very difficult to restart the U.S. economy. Consumers continue to boost borrowings, employment growth has slowed, along with household incomes and retail sales. Year over year profit growth for the S&P 500 peaked at 29% in the first quarter of 1995. Going forward, we are looking at 9% to 10% growth for the remainder of 1995, and flatter growth for 1996. The slowing of corporate profits creates a more difficult environment for equities. Nevertheless, there are several long-term positives, all of which are a plus for stocks: low inflation, a stable U.S. dollar, U.S. equity fund inflows, and progress on the budget deficit.


utilizes both EQUITIES AND BONDS to achieve our goal of high total return."

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

SMALL-MID CAP FOCUS
The Fund intends to focus on small- to mid-size companies. After 18 months of underperformance, smaller cap shares have begun to lead the U.S. equity markets. Slower economic growth favors growth companies. The advantage of focusing investments in this growth sector is clear to us. Many of these companies, run by entrepreneurial management teams, are exploiting market niches and introducing new products and services. Historically, they have produced greater returns over the long-term than larger companies. We are well positioned to take advantage of this trend; the median market cap of the Fund is $1.3 billion.

CONVERTIBLES PROVIDE OPPORTUNITIES
The Fund has invested 10% of its assets in convertible issues; we are always looking for high total return opportunities.


SMALL STOCKS OUTPERFORM ALTERNATIVES LONG-TERM

Investments in the U.S. Capital Markets Small Stocks Performance (1926-1994)
Source: Ibbotson Associates, 1995 Yearbook

[Graphic]


[Photo]

INVESTMENT MANAGEMENT

G. Randy Hecht
President
Robertson Stephens
Investment Trust


INVESTMENT TEAM
Research
John Seabern

ADMINISTRATION
Sarah Clark

ROBERTSON, STEPHENS & COMPANY


Investing in shorter maturity bonds (10 years or less) gives us a downside cushion against disappointing earnings or declining stock prices. An inadequate supply of new issues, along with a larger number of redemptions and forced conversions, has created a strong new issue market for converts. Overwhelming demand has created an environment where we see more near-term opportunity and value in new issues versus secondaries.

An example is the VLSI Technology, Inc., 8.25% of 2005, recently purchased by the Fund. This bond was issued with a 60% premium which minimizes the upside potential, but the high coupon (225 basis points over 10 year treasuries) maximizes income and downside protection. VLSI designs and manufactures application-specific semiconductor chips (ASIC's) for the computer, military and communication markets. We believe that the longer-term potential of the company is very positive and by owning the convert we get paid to participate in their value-added strategy.

WHERE DO WE GO FROM HERE?
It is important to remember that we are still in a small-cap bull market that started in late 1990. The last two cycles (1965-73, 1977-83) lasted six to seven years and resulted in price/earnings ratios of twice that of the S&P
500. Today, we are well below that.

(SEE CHART BELOW.)

Undervalued small stocks can be found in capital goods and industrial sectors, while higher growth is still in technology and telecommunications. Current holdings include:

-ECC INTERNATIONAL -- a $90 million defense electronics company diversifying into commercial applications.

-STRATTEC SECURITY -- a recent spin-off from Briggs & Stratton; designs, develops and manufactures electromechanical locks for North American auto producers.


T. Rowe Price New Horizons Fund, Inc.
Price/Earnings Relative to the S&P 500 Price/Earnings
Source: T. Rowe Price Associates, Inc.

[Graphic]

HIGH-TECH GLOBAL

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS


-DSP COMMUNICATIONS -- applies its software expertise to develop chip sets for wireless handphones.

-DATA TRANSLATION -- designs hardware and software for high performance multimedia and video editing applications.

TECHNOLOGY
The high-tech, global revolution is real. Information processing and communication continue to grow at real rates much higher than those of the market. Companies worldwide are investing a greater percentage of capital on technology after a long period of underinvestment. New technologies enhance productivity, lower costs and create high barriers to entry for the competition. (See chart below.)

However, this observation has not gone unnoticed. Increased media coverage and investor enthusiasm have created very high expectations for technology stocks. Earnings momentum remains strong for many tech sectors: computers, semiconductors, and semi-equipment manufacturing, but there is little room for error.

[Graphic]

Capital Goods Spending Cycle
Real Producers Durable Equipment
Source: Bureau of Economic Analysis

ROBERTSON, STEPHENS & COMPANY


Currently representing 28% of the Fund, technology and telecom issues will remain core holdings. But over time, we will be shifting assets away from commodity products (semiconductors, computers) to more value-added and less exploited areas (software, data services and networking(1). No matter how great the secular prospects are, we must stay focused in order to take advantage of short-term market excesses.

SPIN-OFFS -- "GETTING SMALLER TO GET BIGGER"
Corporate spin-offs are accelerating and have added opportunities for investment. New companies spun off in 1995 have already approached $30 billion in value(2). Many managements of larger companies are focusing on core businesses. In order to better compete on a global scale, they are spinning off profitable, non-core businesses.

This plays into our belief that downsizing and restructuring will be longer-term investment themes for the rest of the decade. The Fund owns:
AT&T, W.R. Grace, Union Pacific Railroad and U.S. West, all of which have announced major spin-offs within the last six months.

IN CONCLUSION
As we approach the end of 1995, we remain bullish about the Fund's long-term prospects. We have diversified the Fund to reduce risk -- yet concentrate our efforts in finding those companies with above average business fundamentals and growth potential. Flexibility and discipline are key to successful, long-term investing.

Sincerely,

/s/ John L. Wallace
JOHN L. WALLACE
Portfolio Manager



(1) Examples include Comdial Corporation, Cisco Systems, and Affiliated Computer Services.
(2) Source: J. P. Morgan & Co.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS


                                      GROWTH & INCOME       S&P 500     LIPPER GROWTH & INCOME
FOR THE PERIOD ENDED 9/30/95                     FUND       INDEX(1)            FUNDS INDEX(2)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Since inception (7/12/95)(3)                    7.60%         4.88%                      4.24%
----------------------------------------------------------------------------------------------


(1) The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) is a widely recognized, unmanaged index of a selected portfolio of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks constituting the index.

(2) The Lipper Growth & Income Fund Index is composed of 30 funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper Mutual Funds indices are equally weighted, composed of the largest mutual funds within their respective investment objectives, and adjusted for the reinvestment of capital gains distributions and income dividends.

(3) Date that the Fund commenced operations. The Fund's registration statement became effective 7/12/95.


      Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                  ROBERTSON, STEPHENS & COMPANY

PORTFOLIO SUMMARY
AS OF SEPTEMBER 30, 1995

[Pie Chart]

Technology         29.6%
Cash/Other         21.9%
Consumer/Retail    14.2%
Financial Service   8.5%
Communication       6.2%
Industrial          5.3%
Health Care         4.4%
Transportation      3.8%
Copper/Mining       2.5%
R.E.I.T.s           2.3%
Manufacturing       1.3%

TOP TEN HOLDINGS


1.
CYPRESS SEMICONDUCTOR CORPORATION
Designs and manufactures digital integrated circuits that are used in applications of proprietary sub-micron, complementary metal oxide silicon technologies.

2.
W.R. GRACE & COMPANY
Manufactures and sells specialty chemicals and medical products and offers healthcare services.

3.
GUIDANT CORPORATION
Designs, develops and manufactures products used in cardiac rhythm management, coronary artery disease intervention and other minimally invasive surgery.

4.
U.S. WEST, INC.
Provides local telephone and exchange access services to states in the Great Plains, Rocky Mountain and Pacific Northwest areas of the United States.

5.
REYNOLDS & REYNOLDS COMPANY
Supplies information processing systems, including standard and custom business forms and computer systems, to automotive, professional, medical and general business markets.

6.
VOLVO AB
Manufactures passenger cars, trucks, buses, marine and industrial engines and aerospace equipment. More than 85% of the company's sales are outside of Sweden, with the largest markets in Western Europe and North America.

7.
DURACRAFT CORPORATION
Manufactures and markets consumer household products. The company's product line consists of over 60 different humidifiers, heaters and fans.

8.
ITT CORPORATION
A diversified conglomerate with a wide range of subsidiaries. The company maintains life, property and casualty insurance interests, conducts consumer and commercial lending operations, compiles telephone directories, operates hotels, supplies automotive manufacturers, manufactures electronic products, and builds defense products.

9.
ROCK BOTTOM RESTAURANTS, INC.
Operates Rock Bottom Brewery and Old Chicago restaurants. These restaurants provide casual dining that features micro-brewed and specialty beers.

10.
MONSANTO COMPANY
Manufactures and sells worldwide a diversified line of chemical and agricultural products, pharmaceuticals, low-calorie sweeteners, plastics and man-made fibers.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1995 (UNAUDITED)                          SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

COMMON STOCKS
-------------------------------------------------------------------------------
AEROSPACE -- 1.1%
ECC International Corporation                           60,000       $  727,500
Tracor, Inc.                                            25,000          412,500
-------------------------------------------------------------------------------
                                                                      1,140,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ALUMINUM -- 0.9%
MAXXAM, Inc.                                                            908,812
-------------------------------------------------------------------------------
                                                                        908,812
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BANKS -- 7.4%
Banc One Corporation(1)                                 32,000        1,168,000
Bank of New York - Warrants Exp. 11/29/98               22,500          722,813
Commercial Federal Corporation                          30,000        1,072,500
Corestates Financial Corporation(1)                     17,500          640,938
First Interstate Bancorp(1)                              7,500          755,625
Keystone Financial, Inc.(1)                             17,500          560,000
Marshall & Ilsley Corporation(1)                        18,000          452,250
Mellon Bank Corporation(1)                              25,000        1,115,625
Norwest Corporation(1)                                  25,000          818,750
Premier Bancorp, Inc.(1)                                10,000          222.500
-------------------------------------------------------------------------------
                                                                      7,529,001
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.5%
Bio-Vascular, Inc.                                      25,000          450,000
Genentech, Inc.                                         12,000          583,500
Molecular Dynamics, Inc.                                60,000          480,000
-------------------------------------------------------------------------------
                                                                      1,513,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.9%
Moore Corporation Ltd.(1)                               30,000          603,750
US Office Products Company                              20,000          302,500
-------------------------------------------------------------------------------
                                                                        906,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CHEMICALS -- 1.9%
Applied Extrusion Technologies, Inc.                    25,000          459,375
W.R. Grace & Company(1)                                 30,000        1,468,500
-------------------------------------------------------------------------------
                                                                      1,927,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CLOTHING/RETAIL -- 2.3%
Sport-Haley, Inc.                                       50,000          475,000
Vans, Inc.                                             126,000          913,500
Warnaco Group, Inc., Class A(1)                         40,000          960,000
-------------------------------------------------------------------------------
                                                                      2,348,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY



                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 4.7%
America Online, Inc.                                     8,500       $  584,375
Educational Alternatives, Inc.                          65,000          991,250
Manpower, Inc.(1)                                       30,000          870,000
National Education Corporation                         125,000        1,000,000
Personnel Group of America, Inc.                        50,300          704,200
Prepaid Legal Services, Inc.                            85,000          658,750
-------------------------------------------------------------------------------
                                                                      4,808,575
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMMUNICATIONS -- 3.2%
AT&T Corporation(1)                                     18,000        1,183,500
Data Translation, Inc.                                  55,000          976,250
DSP Communications, Inc.                                32,000        1,056,000
-------------------------------------------------------------------------------
                                                                      3,215,750
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS -- 5.6%
Cirrus Logic, Inc.                                      17,000          973,250
Cyrix Corporation                                       22,000          838,750
Pinnacle Systems, Inc.                                  15,000          461,250
PixTech, Inc.                                           35,000          323,750
Rasterops                                               65,000          511,875
Seagate Technology, Inc.                                25,000        1,053,125
Sequent Computer Systems, Inc.                          40,000          795,000
Western Digital Corporation                             45,000          714,375
-------------------------------------------------------------------------------
                                                                      5,671,375
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.4%
Accom, Inc.                                             50,000          437,500
Adobe Systems, Inc.(1)                                  16,000          828,000
Computer Management Sciences, Inc.                      10,400          145,600
Oracle Corporation                                      27,000        1,036,125
-------------------------------------------------------------------------------
                                                                      2,447,225
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Consumer Electronics -- 3.4%
Duracraft Corporation                                   27,500        1,240,938
Mackie Designs, Inc.                                    55,000          797,500
Philips Electronics(1)                                  15,000          731,250
Scientific Games Holdings Corporation                   17,000          635,375
-------------------------------------------------------------------------------
                                                                      3,405,063
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DATA PROCESSING SERVICES -- 1.6%
Affiliated Computer Services, Inc., Class A             21,000          614,250
First Data Corporation(1)                               16,000          992,000
-------------------------------------------------------------------------------
                                                                      1,606,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS -- 1.2%
Comdial Corporation                                     55,000          687,500
Davox Corporation                                       45,000          523,125
-------------------------------------------------------------------------------
                                                                      1,210,625
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS


                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ELECTRONIC COMPONENTS -- 3.1%
Advance Circuits, Inc.                                  18,000         $398,250
Flextronics International, Ltd.                         45,000        1,158,750
Identix, Inc.                                           30,300          393,900
ITI Technologies, Inc.                                  45,000        1,220,625
-------------------------------------------------------------------------------
                                                                      3,171,525
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ENERGY SERVICES -- 5.8%
Falcon Drilling Company, Inc.                           70,000          892,500
Kerr-McGee Corporation(1)                               16,500          915,750
Noble Drilling Corporation(1)                           70,000          542,500
Petroleum Geo-Services, Sponsored ADR(2)                33,000          808,500
Ranger Oil, Ltd.(1)                                     60,000          360,000
Schlumberger, Ltd.(1)                                   18,500        1,207,125
Sonat Offshore Drilling Company(1)                      12,500          407,813
Weatherford Enterra, Inc.                               55,000          715,000
-------------------------------------------------------------------------------
                                                                      5,849,188
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.9%
Sirrom Capital Corporation(1)                           50,000          906,250
-------------------------------------------------------------------------------
                                                                        906,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GAMING/ENTERTAINMENT -- 0.8%
WMS Industries, Inc.                                    40,000          845,000
-------------------------------------------------------------------------------
                                                                        845,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
HEALTHCARE/HMO -- 3.2%
HealthCare COMPARE Corporation                          20,000          775,000
Healthsource, Inc.                                      13,000          625,625
Oxford Health Plans, Inc.                               15,000        1,091,250
Surgical Care Affiliates, Inc.(1)                       32,500          755,625
-------------------------------------------------------------------------------
                                                                      3,247,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES -- 0.1%
USA Detergents, Inc.                                     6,500          134,875
-------------------------------------------------------------------------------
                                                                        134,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSURANCE -- 2.6%
John Alden Financial Corporation(1)                     25,000          565,625
Lincoln National Corporation                            21,500        1,013,187
U.S. Facilities Corporation(1)                          50,000        1,006,250
-------------------------------------------------------------------------------
                                                                      2,585,062
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MANUFACTURING -- 1.0%
Chase Brass Industries, Inc.                             8,100          103,275
Percon, Inc.                                            20,000          230,000
The Carbide/Graphite Group, Inc.                        45,000          635,625
-------------------------------------------------------------------------------
                                                                        968,900
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY



                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

MEDIA -- 1.2%
Emmis Broadcasting Corporation                          22,000       $  690,250
United International Holdings, Inc., Class A            30,000          555,000
-------------------------------------------------------------------------------
                                                                      1,245,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MEDICAL INSTRUMENTS & DEVICES -- 3.5%
Guidant Corporation(1)                                  55,000        1,608,750
Medtronic, Inc.(1)                                      15,000          806,250
Ventritex, Inc.                                         55,000        1,182,500
-------------------------------------------------------------------------------
                                                                      3,597,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MOTOR VEHICLES AND PARTS SUPPLIERS -- 3.8%
General Motors Corporation(1)                           13,500          632,812
Harley-Davidson, Inc.(1)                                40,000          975,000
Strattec Security Corporation                           65,000          926,250
Volvo AB -- Sponsored ADR(1)(2)                         52,000        1,274,000
-------------------------------------------------------------------------------
                                                                      3,808,062
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NETWORK SYSTEMS -- 1.7%
3Com Corporation                                        17,500          796,250
Cisco Systems, Inc.                                     10,000          690,000
NetStar, Inc.                                           20,000          210,000
-------------------------------------------------------------------------------
                                                                      1,696,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.2%
Matrix Pharmaceutical, Inc.                             50,000          700,000
Univax Biologics, Inc.                                  80,000          540,000
-------------------------------------------------------------------------------
                                                                      1,240,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PUBLISHING -- 1.4%
Desktop Data, Inc.                                       2,000           69,500
Reynolds & Reynolds Company(1)                          40,000        1,375,000
-------------------------------------------------------------------------------
                                                                      1,444,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
R.E.I.T. -- 2.3%
Bay Apartment Communities, Inc.(1)                      50,000        1,075,000
Duke Realty Investments, Inc.(1)                        15,000          466,875
Hospitality Properties Trust(1)                         30,000          787,500
-------------------------------------------------------------------------------
                                                                      2,329,375
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RAILROADS -- 1.5%
Kansas City Southern Industries, Inc.(1)                15,000          682,500
Union Pacific Corporation(1)                            12,000          795,000
-------------------------------------------------------------------------------
                                                                      1,477,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS


                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

RESTAURANTS -- 3.4%
Applebee's International, Inc.(1)                       15,000       $  408,750
Main Street & Main Inc.                                225,000          984,375
Rainforest Cafe, Inc.                                   35,000          813,750
Rock Bottom Restaurants, Inc.                           75,000        1,218,750
-------------------------------------------------------------------------------
                                                                      3,425,625
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SEMICONDUCTORS -- 5.0%
Cypress Semiconductor Corporation                       40,000        1,545,000
Micron Technology, Inc.(1)                              15,000        1,192,500
Texas Instruments, Inc.(1)                              15,000        1,198,125
VLSI Technology, Inc.                                   33,000        1,130,250
-------------------------------------------------------------------------------
                                                                      5,065,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS -- 2.8%
Arcadian Corporation                                    40,000          815,000
Mississippi Chemical Corporation(1)                     40,000          840,000
Monsanto Company(1)                                     12,000        1,209,000
-------------------------------------------------------------------------------
                                                                      2,864,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
A+ Communications, Inc.                                 25,000          381,250
MFS Communications Company, Inc.                           117            5,119
Octel Communications Corporation                         7,500          261,562
VSI Enterprises, Inc.                                  125,000          734,375
-------------------------------------------------------------------------------
                                                                      1,382,306
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TRANSPORTATION -- 1.8%
Airborne Freight Corporation(1)                         35,000          857,500
Atlantic Southeast Airlines, Inc.(1)                    40,000          935,000
-------------------------------------------------------------------------------
                                                                      1,792,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
UTILITIES -- 2.2%
BCE, Inc.(1)                                            25,000          840,125
US West, Inc.(1)                                        30,000        1,413,750
-------------------------------------------------------------------------------
                                                                      2,253,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 88.6% (Cost: $85,618,474)                     89,969,719
-------------------------------------------------------------------------------




                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS
COPPER MINING -- 0.6%
Freeport McMoRan, Pfd. A                                23,000          592,250
-------------------------------------------------------------------------------
                                                                        592,250



The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY



                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

INDUSTRIAL COMPONENTS -- 1.1%
Atlantic Richfield Company, 9%, 9/15/97 Series(1)       22,500       $  573,750
Noble Drilling, $1.5 Series                             22,000          528,000
-------------------------------------------------------------------------------
                                                                      1,101,750
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
REAL ESTATE -- 0.9%
Catellus Development Corporation, $3.625 Class B       22,000           891,000
-------------------------------------------------------------------------------
                                                                        891,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.4%
MFS Communications, 8%, 5/31/99 Series                 10,000           416,250
-------------------------------------------------------------------------------
                                                                        416,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS -- 3.0% (Cost: $2,975,492)         3,001,250
-------------------------------------------------------------------------------




                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CONVERTIBLE BONDS
-------------------------------------------------------------------------------
ENERGY -- 1.2%
Box Energy Corporation, 8.25%, Due 12/01/02            600,000          624,000
Cross Timbers Oil Company, 5.25%, Due 11/01/03         750,000          637,500
-------------------------------------------------------------------------------
                                                                      1,261,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.0%
Emerson Radio Corporation 144A, 8.50%, Due 08/15/02    500,000          485,000
Sanmina Corporation 144A, 5.50%, Due 08/15/02          500,000          525,000
-------------------------------------------------------------------------------
                                                                      1,010,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SEMICONDUCTORS -- 0.8%
VLSI Technology, Inc., 8.25%, Due 10/01/05             750,000          766,875
-------------------------------------------------------------------------------
                                                                        766,875
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.2%
Sandoz Capital, 144A, 2%, Due 10/06/02                 250,000          211,250
-------------------------------------------------------------------------------
                                                                        211,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CONSUMER & SPECIALITY RETAIL -- 1.0%
Staples, Inc. 144A, 4.50%, Due 10/01/00              1,000,000        1,050,000
-------------------------------------------------------------------------------
                                                                      1,050,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PRECIOUS METALS -- 0.5%
Coeur d'Alene Mines Corporation, 6.375%, Due 01/31/04  500,000          489,375
-------------------------------------------------------------------------------
                                                                        489,375
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS -- 0.3%
Cooper Industries, Inc., 7.05%, Due 01/01/15           300,000          301,500
-------------------------------------------------------------------------------
                                                                        301,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
IRON/STEEL -- 0.5%
USX Corporation, 7%, Due 06/15/17                      500,000          476,250
-------------------------------------------------------------------------------
                                                                        476,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS


                                                        SHARES            VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

TRANSPORTATION -- 0.5%
Reno Air, Inc. 144A, 9.0%, Due 09/30/02                500,000       $  502,500
-------------------------------------------------------------------------------
                                                                        502,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES -- 1.0%
Federated Department Stores, 5.0%, Due 10/01/03      1,000,000        1,027,500
-------------------------------------------------------------------------------
                                                                      1,027,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS -- 7.0% (Cost: $6,954,382)                    7,096,750
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.6% (Cost: $95,548,348)                      100,067,719
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-------------------------------------------------------------------------------
Cash                                                                   (699,374)
Repurchase Agreement                                                  4,724,000
     State Street Bank and Trust Company, 5.25%,
     dated 9/29/95, due 10/2/95 majority value,
     $4,726,066 (collateralized by $4,295,000 par
     value U.S. Treasury Notes, 7.625%, due 11/15/22)
-------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS -- 3.9%                               4,024,626
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- (2.5%)                                          (2,553,315)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $101,539,030
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


(1) Income Producing Security
(2) ADR -- American Depository Receipt


The accompanying notes are integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY


STATEMENT OF NET ASSETS

                                                 SEPTEMBER 30, 1995 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------
Investments, at value (Cost: $95,548,348)                       $   100,067,719
Cash and cash equivalents                                             4,024,626
Receivable for investments sold                                       2,919,762
Receivable for fund shares subscribed                                 1,503,097
Dividends/interest receivable                                           156,675
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        108,671,879


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payable for investments purchased                                     6,678,218
Payable for fund shares redeemed                                        327,143
Accrued expenses                                                        126,430
Payables, other                                                           1,058
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     7,132,849
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in Capital                                                      97,401,760
Undistributed net income                                                 38,018
Accumulated net realized loss from investments                         (420,119)
Net unrealized appreciation on investments                            4,519,371
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 101,539,030
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PRICING OF SHARES:                                                    $   10.76
      Net Asset Value, offering and redemption price
      per share (net assets of $101,539,030 applicable
      to 9,439,090 shares of beneficial interest
      outstanding with no par value)
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

STATEMENT OF OPERATIONS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATION)
THROUGH 9/30/95 (UNAUDITED)
-------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                             $  172,624
Dividends (Net of Foreign Tax Withheld of $1.058)                       129,664
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 302,288


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Deferred Organizational Costs                                            15,520
Investment Advisory fees                                                123,370
Professional fees                                                        38,851
Custodian and transfer agent fees                                        38,313
Distribution fees                                                        30,843
Registration and filing fees                                              7,695
Shareholder reports                                                       7,165
Trustees' fees and expenses                                               2,513
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                          264,270

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    38,018
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED
APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-------------------------------------------------------------------------------
Net realized (loss) from investments                                   (420,119)
Net change in unrealized appreciation on investments                  4,519,317
-------------------------------------------------------------------------------
TOTAL NET REALIZED (LOSS) AND
UNREALIZED APPRECIATION ON INVESTMENTS                                4,099,252
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,137,270
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS


                                                    FOR THE PERIOD FROM 7/12/95
                                                   (COMMENCEMENT OF OPERATIONS)
                                                    THROUGH 9/30/95 (UNAUDITED)
-------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                                $   38,018
Net realized (loss) from investments                                   (420,119)
Net change in unrealized appreciation on investments                  4,519,371
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  4,137,270


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase in assets resulting from capital share transactions     97,401,760
-------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                     97,401,760

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                        101,539,030
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                                           0
End of Period                                                      $101,539,030
-------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

FINANCIAL HIGHLIGHTS



                                                    FOR THE PERIOD FROM 7/12/95
FOR A SHARE OUTSTANDING                            (COMMENCEMENT OF OPERATIONS)
THROUGHOUT EACH PERIOD:                             THROUGH 9/30/95 (UNAUDITED)
-------------------------------------------------------------------------------

Net Asset Value, beginning of period                                    $ 10.00
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net investment income                                                      0.01
Net realized gain and unrealized appreciation from investments             0.75
-------------------------------------------------------------------------------
Total Increase in Net Assets Resulting from Operations                     0.76

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution from realized gains on investments                              --
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 10.76
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN                                                              7.60%
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net Assets, end of period                                         $ 101,539,030
Ratio of Expenses to Average Net Assets                                   1.95%
Ratio of Net Investment Income to Average Net Assets                      0.30%
Portfolio Turnover Rate                                                     21%
-------------------------------------------------------------------------------


Per share data for each period has been determined by using the average number of shares outstanding throughout each period.

Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value+Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund (effective November 15, 1995), The Robertson Stephens Global Natural Resources Fund (effective November 15, 1995), and The Robertson Stephens Global Low-Priced Stock Fund (effective November 15, 1995). The assets for each series are segregated and accounted for separately.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

A.    INVESTMENT VALUATIONS:

Marketable equity securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. For the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, 99.9% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. For the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, approximately 0.1% of the Fund's portfolio was valued using these guidelines and procedures.

B.    REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

C.    FEDERAL INCOME TAXES:

The Fund has made no provision for federal income taxes for the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, as it does not expect to incur any federal income tax for the year. The Fund expects to comply with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

NOTES TO FINANCIAL STATEMENTS

D.    SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.    INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

F.    CAPITAL ACCOUNTS:

The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain (loss) accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

A.    TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from July 12, 1995 (Commencement of Operations) through September 30, 1995 was as follows:

7/12/95--9/30/95                                      SHARES          AMOUNT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares sold                                         10,104,311     $104,352,075
-------------------------------------------------------------------------------
                                                    10,104,311     $104,352,075

-------------------------------------------------------------------------------
Shares redeemed                                        665,221        6,950,315

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net increase                                         9,439,090     $ 97,401,760
-------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

A.    ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens Investment Management, Inc. ("RSIM"), of which Robertson, Stephens & Company, L.P. ("RS & Co"), the Fund's Distributor, is an affiliate, an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, the Fund incurred investment advisory fees of $123,370. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale.

B.    AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of RS & Co., the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

ROBERTSON, STEPHENS & COMPANY

C.    COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $2,513 for the period from July 12, 1995 (Commencement of Operations) through September 30, 1995.

D.    DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co., for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, the Fund incurred distribution fees of $30,843.

E.    BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, the Fund paid brokerage commissions of $18,590 to RS & Co. which represented 16% of total commissions paid for the period.

NOTE 4      INVESTMENTS:

A.    PORTFOLIO TURNOVER RATE:

The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period for the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, was 21%.

B.    TAX BASIS OF INVESTMENTS:

At September 30, 1995, the cost of investments for federal income tax purposes was $95,548,348. Accumulated net unrealized appreciation on investments was $4,519,371, consisting of gross unrealized appreciation and depreciation of $6,273,980 and $1,754,609, respectively.

C.    INVESTMENT PURCHASES AND SALES:

For the period from July 12, 1995 (Commencement of Operations) through September 30, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $107,665,794 and $11,700,803, respectively.

THE GROWTH & INCOME FUND THIRD QUARTER RESULTS

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht
President, Chief Executive Officer
Terry R. Otton
Chief Financial Officer

Leonard B. Auerbach, Trustee
Daniel R. Cooney, Trustee
James K. Peterson, Trustee
John P. Rohal, Trustee
Robert A. Zidar, Secretary

INVESTMENT ADVISER
Robertson, Stephens Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

AUDITORS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens Growth & Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published November 21, 1995

ROBERTSON, STEPHENS & COMPANY

THE ROBERTSON STEPHENS MUTUAL FUNDS


In addition to THE GROWTH & INCOME FUND, Robertson Stephens offers the following mutual funds:

THE CONTRARIAN FUND
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET -- Invests in attractively priced, growing companies worldwide that are out of favor or have never been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. The Fund may engage in short sales and invests in companies of all sizes. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS -- Invests in publicly traded equities of developing countries. The no-load Fund may engage in short sales and/or invest in private placement emerging market equity securities. Managed by Michael Hoffman.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES -- Invests primarily in common stocks of emerging growth companies
(predominantly technology, specialty retailing and health care) with above average growth potential. No load. Managed by Bob Czepiel.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES -- Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are under appreciated by other investors. No load. Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES -- Invests in equities of companies engaged in the discovery, development, production, or distribution of natural resources, such as energy, metals and forest products. No load. Managed by Andy Pilara, Jr.

THE INFORMATION AGE FUND
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR -- Invests in a wide-range of technology companies with strong fundamentals, market advantage and growth potential, including computer hardware and software, telecommunications, multimedia, and financial services. No load. Managed by Ron Elijah.

THE PARTNERS FUND
SMALL-CAP VALUE FUND WITH A CONTRARIAN DISCIPLINE -- Invests with a value methodology combining traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara, Jr.

THE VALUE+GROWTH FUND
A GROWTH FUND FOR VALUE CONSCIOUS INVESTORS -- Invests in mid-cap growth companies with favorable price/earnings ratios, in sectors with the potential for above average growth. Ability to short sell. No load. Managed by Ron Elijah.

For more information, including management fees, expenses and special risks associated with short selling or with international investing, call Robertson, Stephens & Company, L.P., distributor, for a prospectus. Read it carefully before you invest.

ROBERTSON, STEPHENS & COMPANY

MUTUAL FUNDS

555 CALIFORNIA STREET, SUITE 2600
SAN FRANCISCO, CALIFORNIA 94104

FUND INFORMATION

ROBERTSON STEPHENS INVESTOR SERVICES
- Knowledgeable mutual fund representatives ready to answer your investment questions.

- Automated access to daily net asset values and the portfolio managers' hotline 24 hours a day.

      1-800-766-3863

ROBERTSON STEPHENS ACCOUNTLINK

Automated account information is available 24 hours a day through Robertson Stephens AccountLink.

1-800-624-8025


FUND LISTINGS

The Fund is listed in the WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers as GR INC under the heading Robertson Stephens. Its computer quotation symbol is RSGIX.